Document and Entity Information	May 11, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001850266
Document Type	8-K/A
Document Period End Date	May 11, 2023
Entity Registrant Name	Akili, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40558
Entity Tax Identification Number	98-1586159
Entity Address, Address Line One	125 Broad Street
Entity Address, Address Line Two	Fifth Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	(617)
Local Phone Number	456-0597
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	AKLI
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Form 8-K/A”) is an amendment to the Current Report on Form 8-K of Akili, Inc., filed on May 11, 2023 (the “Original Form 8-K”). This Form 8-K/A updates the press release filed as Exhibit 99.1 to the Original Form 8-K with the Company’s unaudited condensed consolidated balance sheets.